Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	100 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
C000012148 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Vanguard Variable Insurance Funds - Real Estate Index Portfolio
Average Annual Return, Percent	3.11%	4.51%		5.08%
C000012152 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Vanguard Variable Insurance Funds - Total Stock Market Index Portfolio
Average Annual Return, Percent	16.93%	12.98%		14.10%
C000012156 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Vanguard Variable Insurance Funds - Equity Index Portfolio
Average Annual Return, Percent	17.70%	14.27%		14.66%
C000012160 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Vanguard Variable Insurance Funds - Mid-Cap Index Portfolio
Average Annual Return, Percent	11.54%	8.46%		10.77%
C000102905 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Vanguard Variable Insurance Funds - Conservative Allocation Portfolio
Average Annual Return, Percent	12.73%	4.22%		6.14%
C000102906 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Vanguard Variable Insurance Funds - Moderate Allocation Portfolio
Average Annual Return, Percent	16.19%	6.51%		8.14%
C000192542 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Vanguard Variable Insurance Funds - Global Bond Index Portfolio
Average Annual Return, Percent	5.69%	(0.41%)	1.59%
C000192543 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Vanguard Variable Insurance Funds - Total International Stock Market Index Portfolio
Average Annual Return, Percent	32.04%	7.88%	7.20%
Dow Jones U S Total Stock Market Float Adjusted Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return, Percent	17.05%	13.07%		14.21%
Bloomberg U S Aggregate Float Adjusted Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Float Adjusted Index
Average Annual Return, Percent	7.21%	(0.37%)		2.05%
Bloomberg Global Aggregate Float Adjusted Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Float Adjusted Index
Average Annual Return, Percent	8.67%	(1.72%)	0.64%
MSCI All Country World Index ex USA Net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index ex USA Net
Average Annual Return, Percent	32.39%	7.91%	7.25%
Real Estate Spliced Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Real Estate Spliced Index
Average Annual Return, Percent	3.31%	4.76%		5.33%
S And P Total Market Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Total Market Index
Average Annual Return, Percent	17.05%	13.07%		14.22%
Standard And Poors 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	17.88%	14.42%		14.82%
CRSP US Mid Cap Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	CRSP US Mid Cap Index
Average Annual Return, Percent	11.70%	8.62%		10.94%
Conservative Allocation Composite Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Conservative Allocation Composite Index
Average Annual Return, Percent	12.90%	4.48%		6.38%
Moderate Allocation Composite Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Moderate Allocation Composite Index
Average Annual Return, Percent	16.41%	6.83%		8.43%
Global Bond Composite Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Global Bond Composite Index
Average Annual Return, Percent	5.95%	(0.28%)	1.73%
FTSE Global All Cap ex US Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE Global All Cap ex US Index
Average Annual Return, Percent	31.95%	8.04%	7.41%